LEASES	6 Months Ended
Jun. 30, 2022
Lease liabilities [abstract]
LEASES	LEASES
Below are the carrying amounts of the Group’s right-of-use assets and lease liabilities and the movements during the periods presented:

	RIGHT-OF- USE ASSETS	LEASE LIABILITIES
At January 1, 2022	1,465	1,679
Additions as a part business combinations	743	743
Amortization of right-of-use assets	(203)	—
Interest expense	—	95
Payments	—	(260)
Translation differences	(109)	(135)
At June 30, 2022	1,896	2,122
At January 1, 2021	1,799	1,975
Additions	—	—
Amortization of right-of-use assets	(167)	—
Interest expense	—	97
Payments	—	(191)
Translation differences	(20)	(70)
At June 30, 2021	1,612	1,811
For the three months ended June 30, 2022 and 2021, amortization expense of right-of-use assets was $101 and $93, respectively, and lease payments related to lease liabilities were $124 and $96, respectively.
For the six months ended June 30, 2022 and 2021, amortization expense of right-of-use assets was $203 and $167, respectively, and lease payments related to lease liabilities were $260 and $191, respectively.
Lease payments not recognized as a liability
The expense relating to payments not included in the measurement of the lease liability is as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Short-term leases	203	83	367	170